Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: February 12, 2020

Payment Date	2/18/2020
Collection Period Start	1/1/2020
Collection Period End	1/31/2020
Interest Period Start	1/15/2020
Interest Period End	2/17/2020

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$75,407,418.60	$41,695,987.61	$33,711,430.99	0.115847	Sep-20
Class A-2 Notes	$494,000,000.00	$—	$494,000,000.00	1.000000	Sep-22
Class A-3 Notes	$459,000,000.00	$—	$459,000,000.00	1.000000	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$1,195,153,418.60	$41,695,987.61	$1,153,457,430.99

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,198,680,284.68	$1,156,984,297.07	0.820122
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,198,680,284.68	$1,156,984,297.07
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$75,407,418.60	2.13163%	ACT/360	$151,810.68
Class A-2 Notes	$494,000,000.00	2.06000%	30/360	$848,033.33
Class A-3 Notes	$459,000,000.00	1.92000%	30/360	$734,400.00
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$1,195,153,418.60			$2,022,232.17

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,198,680,284.68	$1,156,984,297.07
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,198,680,284.68	$1,156,984,297.07
Number of Receivable Outstanding	66,979	65,865
Weight Average Contract Rate	4.66%	4.66%
Weighted Average Remaining Term (months)	54	53

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,790,205.97
Principal Collections	$41,470,734.92
Liquidation Proceeds	$150,921.22
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,411,862.11
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,411,862.11

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$998,900.24	$998,900.24	$—	$—	$45,412,961.87
Interest - Class A-1 Notes	$151,810.68	$151,810.68	$—	$—	$45,261,151.19
Interest - Class A-2 Notes	$848,033.33	$848,033.33	$—	$—	$44,413,117.86
Interest - Class A-3 Notes	$734,400.00	$734,400.00	$—	$—	$43,678,717.86
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$43,475,495.26
First Allocation of Principal	$—	$—	$—	$—	$43,475,495.26
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$43,450,100.86
Second Allocation of Principal	$9,953,121.53	$9,953,121.53	$—	$—	$33,496,979.33
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$33,469,233.60
Third Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$19,361,233.60
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$19,329,608.17
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$5,221,608.17
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,221,608.17
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$1,694,742.09
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,694,742.09
Remaining Funds to Certificates	$1,694,742.09	$1,694,742.09	$—	$—	$—
Total	$46,411,862.11	$46,411,862.11	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,198,680,284.68	$1,156,984,297.07
Note Balance	$1,195,153,418.60	$1,153,457,430.99
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	32	$225,252.69
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	50	$150,921.22
Monthly Net Losses (Liquidation Proceeds)			$74,331.47
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.13%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.13%
Cumulative Net Losses for All Periods			$677,152.61
Cumulative Net Loss Ratio			0.05%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	90	$1,679,703.12
60-89 Days Delinquent	0.04%	18	$425,771.21
90-119 Days Delinquent	0.01%	6	$113,897.50
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.20%	114	$2,219,371.83

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	4	$76,354.18
Total Repossessed Inventory	5	$82,810.76

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	24	$539,668.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.02%
Second Preceding Collection Period		0.03%
Preceding Collection Period		0.06%
Current Collection Period		0.05%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No